Charles Schwab Investment Management, Inc.
425 Market Street, Suite 1700
San Francisco, CA 94105

April 30, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Schwab Annuity Portfolios (“Trust”) (File Nos. 033-74534 and 811-08314)

Schwab VIT Balanced Portfolio	Schwab Government Money Market Portfolio
Schwab VIT Balanced with Growth Portfolio	Schwab S&P 500 Index Portfolio
Schwab VIT Growth Portfolio
Post-Effective Amendment No. 61

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated April 28, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel